Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	275,000	0	0
Preferred Stock, Shares Outstanding	275,000	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	275,000,000	275,000,000	275,000,000
Common Stock, Shares, Issued	15,978,075	15,295,025	342,465
Common Stock, Shares, Outstanding	15,978,075	15,295,025	342,465